OPERATING SEGMENTS - Information about Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 1,807.1	$ 1,815.4
Non-current assets	5,630.3	7,451.0
Revenue (Note 8)	1,807.1	1,815.4
Canada
Disclosure of geographical areas [line items]
Revenue	598.3	643.2
Non-current assets	1,869.5	1,854.8
Revenue (Note 8)	598.3	643.2
Chile
Disclosure of geographical areas [line items]
Revenue	533.7	559.5
Non-current assets	1,566.0	1,864.2
Revenue (Note 8)	533.7	559.5
Brazil
Disclosure of geographical areas [line items]
Revenue	353.1	336.2
Non-current assets	979.4	957.6
Revenue (Note 8)	353.1	336.2
Argentina
Disclosure of geographical areas [line items]
Revenue	322.0	276.5
Non-current assets	1,210.5	2,740.8
Revenue (Note 8)	322.0	276.5
U.S.
Disclosure of geographical areas [line items]
Non-current assets	$ 4.9	$ 33.6